Asset Acquisition (Details) $ in Thousands, SFr in Millions		6 Months Ended
	Jun. 27, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2026 CHF (SFr)	Jun. 01, 2026 USD ($)	Dec. 31, 2025
Asset Acquisition [Line Items]
Percentage of fair value of the gross assets acquired		92.90%	92.90%
Total acquisition cost	$ 3,500	$ 5,800	SFr 4.6
Initial carrying amount | $		12,715
Deferred income tax liability | $		$ 770
Estimated useful life		14 years 7 months 6 days		14 years 7 months 6 days
Miraex SA [Member]
Asset Acquisition [Line Items]
Capital contribution | SFr			0.5
Initial carrying amount		$ 7,500		SFr 5.9	$ 8,294
Deferred income tax liability		$ 1,100		SFr 0.9	$ 1,128
Miraex SA [Member]
Asset Acquisition [Line Items]
Capital subscription | SFr			SFr 0.5
Miraex SA [Member]
Asset Acquisition [Line Items]
Percentage of acquired shares		100.00%		100.00%	100.00%